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        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON July 25, 1997
                                                       Registration No. 33-27766
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                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                           Post-Effective Amendment No. 3
                                          to

                                       FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                       OF SECURITIES OF UNIT INVESTMENT TRUSTS
                              REGISTERED ON FORM N-8B-2

                               ALGER SEPARATE ACCOUNT A
                                (EXACT NAME OF TRUST)

                        GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                 (NAME OF DEPOSITOR)

                           1001 Jefferson Street, 4th Floor
                                Wilmington, DE  19801
                                     302-576-3400
           (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL OFFICES)

MARILYN TALMAN, ESQ.                       COPY TO:
Golden American Life Insurance Company     Susan S. Krawczyk, Esq.
1001 Jefferson Street, Suite 400           Sutherland, Asbill & Brennan, L.L.P.
Wilmington, DE 19801                       1275 Pennsylvania Avenue, N.W.
(NAME AND ADDRESS OF AGENT FOR             Washington, D.C.  20004-2404
     SERVICE OF PROCESS)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:
         [X]  immediately upon filing pursuant to paragraph (b)
         [ ]  on  _________  pursuant to paragraph (b)
         [ ]  60 days after filing pursuant to paragraph (a)(i)
         [ ]  on  _________  pursuant to paragraph (a)(i)
         [ ]  75 days after filing pursuant to paragraph (a)(ii)
         [ ]  on  _________  pursuant to paragraph (a)(ii) of Rule 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
         [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
                                     ------------

                          DECLARATION PURSUANT TO RULE 24F-2
The Registrant has previously filed a declaration of indefinite registration of its shares of beneficial interest pursuant under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the year ended December 31, 1996 was filed on February 28, 1997.

This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) under the Investment Company Act of 1940.

The contents of Registrant's previously-filed registration statement, Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of the Separate Account B filed May 2, 1991 (File No. 33-27766), is incorporated by reference herein in its entirety.

The following representation is added to Part II:

                   REQUIRED REPRESENTATION

Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Golden American Life Insurance Company.

In addition, the Powers of Attorney of Terry L. Kendall, Paul E. Larson, Fred S. Hubbell, Lawrence V. Durland, Thomas L. May, John A. Merriman, Beth B. Neppl, Paul R. Schlaack and Jerome L. Sychowski are attached.

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                                SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf in the City of Wilmington and State of Delaware, on the 25th day of July, 1997.
                                            ALGER SEPARATE ACCOUNT A
                                            ------------------------
                                            (Registrant)

                                       By:  GOLDEN AMERICAN LIFE
                                            INSURANCE COMPANY
                                            --------------------
                                            (Depositor)

                                       By:
                                            ________________________
                                            Terry L. Kendall*
                                            President and Chief
                                            Executive Officer
Attest:  /s/ Marilyn Talman
         ---------------------------
         Marilyn Talman
         Vice President, Associate General Counsel and
		   Assistant Secretary of Depositor

As required by the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities indicated on July 25, 1997.

       Signature                    Title
       ---------                    -----

       ________________________     President, Director
       Terry L. Kendall*                 Chief Executive Officer
                                         of Depositor

       ________________________     Principal Financial Officer
       Paul E. Larson*

                     DIRECTORS OF DEPOSITOR

       ________________________       ________________________
       Fred S. Hubbell, Chairman*     Lawrence V. Durland*

       ________________________       ________________________
       Paul E. Larson*                Thomas L. May*

       ________________________       ________________________
       John A. Merriman*              Beth B. Neppl*

       ________________________       ________________________
       Paul R. Schlaack*              Jerome L. Sychowski*


       By:  /s/ Marilyn Talman     Attorney-in-Fact
           -----------------------
           Marilyn Talman
_______________________
*Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.
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